                         {SHIP LOGO] [VANGUARD(R) LOGO]
April 21, 2005

Via Electronic Delivery
-----------------------
U.S. Securities & Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

RE:  VANGUARD FIXED INCOME SECURITIES FUNDS (THE TRUST) --- FILE NO.  2-47371
-------------------------------------------------------------------------------

Commissioners:

 We respectfully submit the enclosed 76th Post-Effective Amendment of the Registration Statement on Form N-1A for the Trust, which we are filing pursuant to Rule 485(a) of the Secrurities Act of 1933.

 The purposes of this Post-Effective Amendment are to: (1) add a new class of shares (the Admiral share class) to Vanguard Inflation-Protected Securities Fund, a series of the Trust; (2) disclose the amended terms of Vanguard High-Yield Corporate Fund's investment advisory fee arrangement with Wellington Management Company (Vanguard High-Yield Corporate Fund is a series of the Trust); (3) comply with new Form N-1A requirements concerning polices related to market timing, fair value pricing, and disclosure of portfolio holdings; (4) comply with new Form N-1A requirements concerning disclosure regarding portfolio managers; and (5) effect a number of non-material editorial changes.

 As was discussed over the telephone with Christian Sandoe on April 14, 2005, we plan to request an accelerated effective date of Tuesday, May 31, 2005, pursuant to Rule 461(a) under the Securities Act of 1933. At Mr. Sandoe's request, we will file our request for acceleration prior to May 31, and at such time as we incorporate any of the Staff's comments regarding Post-Effective Amendment 76 into our Post-Effective Amendment 77. Trust.

 We appreciate the Staff's assistance and thank you for your consideration.

Sincerely,



Lisa Matson
Associate Counsel
The Vanguard Group, Inc.

Enclosures

cc: Christian Sandoe
    U.S. Securities and Exchange Commission